24. Financial results	12 Months Ended
Dec. 31, 2017
Financial Results
Financial results
	12/31/2017	12/31/2016	12/31/2015
Financial income
Income from derivatives	35,053	120,403	174,693
Income from short-term investments	119,863	152,656	178,147
Monetary variation	14,208	12,411	14,531
(-) Taxes on financial income (a)	(24,393)	(23,041)	(47,588)
Gain from the exchange offer	-	286,799	-
Interest income	18,245	4,651	8,539
Other	50,470	14,625	4,245
Total financial income	213,446	568,504	332,567

Financial expenses
Losses from derivatives	(40,770)	(277,183)	(124,536)
Interest on short and long-term debt	(727,285)	(787,661)	(885,947)
Bank charges and expenses	(61,711)	(96,515)	(60,760)
Monetary variation	(2,993)	(3,867)	(3,921)
Tender offer costs (b)	(53,041)	-	-
Other (c)	(164,661)	(106,338)	(253,727)
Total financial expenses	(1,050,461)	(1,271,564)	(1,328,891)

Exchange rate variation, net	(81,744)	1,367,937	(2,266,999)

Total	(918,759)	664,877	(3,263,323)

(a) Relative to taxes on financial income (PIS and COFINS), according to Decree 8,426 of April 1, 2015.

(b) Refers to the tender offer of Senior Notes. Includes the write-off of issuance costs of the tendered debt of R$11,714.

(c) Includes the partial amount regarding the accrued interest in the amount of R$23,345 related to provisions for PIS and COFINS on interest attributable to shareholders’ equity, through the adherence to PERT, see Note 18.